Loss Per Share	12 Months Ended
Dec. 31, 2018
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 15 - LOSS PER SHARE:

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of Medigus Ltd. by the weighted average number of shares outstanding for the reporting periods.

Diluted net loss per share is computed by dividing the basic net loss per share including adjustment of the dilutive effect of the Company’s revaluation of warrants, by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options using the treasury stock method and presumed share settlement of the Company’s deferred payments liability.

The following table presents the numerator and denominator of the basic and diluted net loss per share computations:

	Year ended December 31,
	2018	2017	2016
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	(6,598)	(2,545)	(9,007)
Adjustment of revaluation of warrants issued to investors	-	(476)	-
Net loss attributable to Medigus Ltd. for diluted loss	(6,598)	(3,021)	(9,007)

Denominator (in thousands):
Weighted average shares – denominator for basic net loss per share	41,988	12,569	3,440
Shares settlement presumed for warrants issued to investors	-	400	-
Denominator for diluted loss per share	41,988	12,969	3,440

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.16)	(0.20)	(2.62)
Diluted	(0.16)	(0.23)	(2.62)